7. Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of assumptions used to determine fair value of stock options
	2013	2012
Expected volatility	174%	141%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.87%	1.84%
Weighted average fair value per option at grant date	$0.69	$0.76

Stock option activity
	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2014	6,531,192	$0.66	6.97	$625,412
Granted	496,761	0.50
Exercised / Expired	(319,963)	0.43
Outstanding, September 30, 2014	6,707,990	$0.67	5.78	$56,830

Vested and exercisable, September 30, 2014	5,918,043	$0.65	5.41	$56,830

	2013		2012
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,463,206	$0.67	6,862,167	$0.70
Options granted	977,276	$0.50	96,500	$0.79
Options exercised	(580,540)	$0.31	(326,461)	$0.28
Options expired/forfeited	(328,750)	$1.15	(169,000)	$2.60
Outstanding at end of year	6,531,192	$0.66	6,463,206	$0.67
Options vested and exercisable at year-end	5,463,963	$0.58	4,373,807	$0.50
Options available for grant at year-end	6,724,027		6,792,013
Aggregate intrinsic value – options exercised	$236,059		$93,088
Aggregate intrinsic value – options outstanding	$625,412		$1,332,965
Aggregate intrinsic value – options vested and exercisable	$612,946		$1,208,831
Options unvested, balance at beginning of year (1)	1,819,087	$1.18	—	—
Options granted (1)	977,276	$0.50	—	—
Vested (1)	(1,582,034)	$0.80	—	—
Cancelled/Forfeited	(147,100	$1.22	—	—
Balance, end of period (1)	1,067,229	$1.12	—	—

Company’s outstanding warrants to purchase common stock
Warrants (Underlying Shares)		Exercise Price	Expiration Date
3,590,522	(1)	$0.80 per share	March 1, 2015
6,790	(2)	$1.01 per share	September 10, 2015
439,883	(3)	$0.68 per share	March 31, 2016
285,186	(4)	$1.05 per share	November 20, 2016
1,858,089	(5)	$1.08 per share	May 23, 2018
8,292,297	(6)	$0.24 per share	May 23, 2018
200,000	(7)	$0.50 per share	April 23, 2019
561,798	(7)	$0.45 per share	May 22, 2019
184,211	(8)	$0.38 per share	September 9, 2019
325,521	(9)	$0.46 per share	September 17, 2019

Warrants (Underlying Shares)
Outstanding, January 1, 2013	20,801,512
Issuances	6,874,929
Canceled / Expired	(10,349,659)
Exercised	(6,067,843)
Outstanding, December 31, 2013	11,258,939

Schedule of shares reserved for warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date
29,656	(1)	$0.65 per share	March 1, 2014
471,856	(1)	$0.80 per share	July 26, 2014
3,590,522	(1)	$0.80 per share	March 1, 2015
6,790	(2)	$1.01 per share	September 10, 2015
439,883	(3)	$0.68 per share	March 31, 2016
285,186	(4)	$1.05 per share	November 20, 2016
1,858,089	(5)	$1.08 per share	May 23, 2018
5,016,840	(6)	$0.40 per share	May 23, 2018